Summary of Significant Accounting Policies - Schedule of Future Amortization Expense (Detail) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Estimated Future Amortization Expense [Line Items]
Patents, net	$ 628,776	$ 699,563
Patents [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2016	71,000
2017	71,000
2018	71,000
2019	71,000
2020	71,000
Thereafter	274,000
Patents, net	$ 629,000	$ 700,000